Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities Current And Noncurrent [Text Block]

Note 11 – Accrued Expenses

We had the following accrued expenses and other current liabilities outstanding:

	December 31,
	2011	2010
Foreign taxes payable	$445	$4,333
Accrued interest	3,186	2,234
Preferred dividends	1,459	1,301
Accrued compensation	4,671	6,681
Current portion of asset retirement obligations	2,078	6,405
Development asset accrual	6,160	-
Other	2,550	1,688

	$20,549	$22,642